Deferred Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Provisions	$ 90.6	$ 97.2	$ 105.9
Costs capitalized for tax	12.0	18.5	11.5
Property, plant and equipment	18.9	20.9	26.1
Retirement Plans	73.6	49.9	99.7
Tax receivables, principally NOL's	166.2	136.6	104.9
Deferred tax assets before allowances	361.3	323.1	348.1
Valuation allowances	(150.1)	(115.5)	(44.8)	(41.7)
Total	211.2	207.6	303.3
Acquired intangibles	(22.0)	(25.3)	(29.2)
Statutory tax allowances	(0.7)	(1.3)	(1.5)
Insurance deposit	(5.0)	(6.4)	(7.5)
Distribution taxes	(34.0)	(38.1)	(43.0)
Other	(2.6)	(3.0)	(2.5)
Total	(64.3)	(74.1)	(83.7)
Net deferred tax asset	$ 146.9	$ 133.5	$ 219.6